Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Research Growth Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000030162
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jun. 30, 2025
BNY Mellon Research Growth Fund, Inc. | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOAX
BNY Mellon Research Growth Fund, Inc. | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOCX
BNY Mellon Research Growth Fund, Inc. | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWOIX
BNY Mellon Research Growth Fund, Inc. | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRYQX
BNY Mellon Research Growth Fund, Inc. | Z
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DREQX